UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08518
                                                    ----------

                              GAMCO Gold Fund, Inc.
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                              GAMCO GOLD FUND, INC.

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007

TO OUR SHAREHOLDERS,
      During the second quarter of 2007, the GAMCO Gold Fund (the "Fund") rose 1.4%, while the Philadelphia Gold and Silver ("XAU") Index declined 0.5% and the Lipper Gold Fund Average was up 0.5%. For the six month period ended June 30, 2007, the Fund gained 0.8% versus a decline of 4.0% for the XAU Index and a gain of 1.3% for the Lipper Gold Fund Average.
      Enclosed are the financial statements and the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                ------------------------------------------------

                                                                                                              Since
                                                        Year to                                             Inception
                                              Quarter    Date      1 Year    3 Year    5 Year     10 Year   (7/11/94)
---------------------------------------------------------------------------------------------------------------------
  GAMCO GOLD FUND CLASS AAA..............     1.37%      0.84%      6.95%    26.19%    22.58%     11.76%     8.77%
  Philadelphia Gold and Silver Index.....    (0.54)     (3.96)     (4.07)    17.68     14.94       4.64      2.36
  Lipper Gold Fund Average...............     0.45       1.34       9.16     26.09     22.64      10.79      4.49
  S&P 500 Index..........................     6.27       6.96      20.57     11.67     10.70       7.13     11.71
  Class A................................     1.37       0.84       6.97     26.19     22.58      11.76      8.77
                                             (4.46)(b)  (4.96)(b)   0.82(b)  23.73(b)  21.14(b)   11.10(b)   8.28(b)
  Class B................................     1.18       0.44       6.09     25.21     21.72      11.37      8.48
                                             (3.82)(c)  (4.56)(c)   1.09(c)  24.56(c)  21.54(c)   11.37      8.48
  Class C................................     1.18       0.49       6.17     25.26     21.77      11.39      8.49
                                              0.18(d)   (0.51)(d)   5.17(d)  25.26     21.77      11.39      8.49

THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.47%, 1.47%, 2.22%, AND 2.22%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. INVESTING IN GOLD IS CONSIDERED SPECULATIVE AND IS AFFECTED BY A VARIETY OF WORLDWIDE ECONOMIC, FINANCIAL, AND POLITICAL FACTORS.
     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 23, 2002. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE PHILADELPHIA GOLD & SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER COMPANIES, WHILE THE LIPPER GOLD FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c)  PERFORMANCE  RESULTS  INCLUDE THE  DEFERRED  SALES  CHARGES FOR THE CLASS B
     SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

GAMCO GOLD FUND, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2007 through June 30, 2007
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                  Beginning         Ending       Annualized     Expenses
                Account Value   Account Value     Expense     Paid During
                  01/01/07         06/30/07        Ratio        Period*
--------------------------------------------------------------------------------
GAMCO GOLD FUND, INC.
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA        $1,000.00        $1,008.40         1.47%        $ 7.36
Class A          $1,000.00        $1,008.40         1.47%        $ 7.36
Class B          $1,000.00        $1,004.40         2.22%        $11.09
Class C          $1,000.00        $1,004.90         2.22%        $11.10

HYPOTHETICAL 5% RETURN
Class AAA        $1,000.00        $1,017.60         1.47%        $ 7.39
Class A          $1,000.00        $1,017.60         1.47%        $ 7.39
Class B          $1,000.00        $1,013.86         2.22%        $11.15
Class C          $1,000.00        $1,013.86         2.22%        $11.15

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2007:

GAMCO GOLD FUND, INC.

North America ................................   54.6%
South Africa .................................   17.7%
Australia ....................................   15.4%
United Kingdom ...............................   10.7%
Latin America ................................    1.1%
U.S. Government Obligations ..................    0.7%
Other Assets and Liabilities (Net) ...........   (0.2)%
                                                -------
                                                100.0%
                                                =======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
     SHARES                                              COST          VALUE
     ------                                              ----         ------
              METALS AND MINING -- 99.5%
              COMMON STOCKS -- 99.4%
              AUSTRALIA -- 15.4%
      25,000  Independence Group NL ............... $    149,189   $    147,306
     910,000  Kingsgate Consolidated Ltd. .........    2,800,182      4,281,824
   9,145,000  Lihir Gold Ltd.+ ....................    9,801,735     23,259,448
     715,000  Newcrest Mining Ltd. ................    8,141,744     13,851,177
   4,808,750  Oxiana Ltd. .........................    3,322,638     14,391,343
   9,000,000  Pan Australian Resources Ltd.+ ......    1,811,427      4,730,735
     500,000  Sino Gold Ltd.+ .....................      926,562      2,386,563
  12,175,000  Tanami Gold NL+ .....................    1,816,485      1,445,078
     300,000  Troy Resources NL ...................      753,672        612,961
                                                    ------------   ------------
                                                      29,523,634     65,106,435
                                                    ------------   ------------
              LATIN AMERICA -- 1.1%
     127,400  Compania de Minas
                Buenaventura SA, ADR ..............    3,032,609      4,772,404
                                                    ------------   ------------
              NORTH AMERICA -- 54.5%
     434,000  Agnico-Eagle Mines Ltd.,
                New York ..........................    5,862,318     15,841,000
     291,231  Agnico-Eagle Mines Ltd.,
                Toronto ...........................    2,565,728     10,585,744
      49,800  Anatolia Minerals Development
                Ltd., New York+ ...................      163,969        269,408
      30,000  Anatolia Minerals Development
                Ltd., Toronto+ ....................       98,776        167,003
     555,400  Arizona Star Resource Corp.+ ........      763,899      6,066,256
     750,000  Axmin Inc.+ .........................      386,787        675,898
   1,300,000  Axmin Inc.+ (a)(b) ..................      397,833      1,171,556
     225,000  Banro Corp.+ ........................      584,209      2,323,398
     125,000  Banro Corp.+ (a) ....................      373,580      1,290,777
     367,400  Barrick Gold Corp., New York ........   10,757,620     10,680,318
     182,661  Barrick Gold Corp., Toronto .........    4,839,575      5,312,216
     100,900  Comaplex Minerals Corp.+ ............      419,378        416,766
     754,900  Eldorado Gold Corp.,
                New York+ .........................    1,623,064      4,401,067
     130,000  Eldorado Gold Corp., Toronto+ .......      441,384        761,511
     467,500  Eldorado Gold Corp.,
                Toronto+ (a) ......................      881,587      2,738,512
     442,500  Freeport-McMoRan Copper
                & Gold Inc. .......................    7,666,284     36,647,850
      50,000  Gabriel Resources Ltd.+ .............      224,299        223,891
      25,000  Gammon Gold Inc., New York+ .........      109,228        315,500
     296,000  Gammon Gold Inc., Toronto+ ..........    1,293,263      3,729,003
     615,650  Goldcorp Inc., New York .............    4,655,190     14,584,748
     725,058  Goldcorp Inc., Toronto ..............    3,370,916     17,213,534
   1,377,000  Golden Queen
                Mining Co. Ltd.+ ..................      829,374      1,059,977
   1,000,000  Golden Queen
                Mining Co. Ltd.+ (a)(b) ...........      393,794        769,772
     200,000  Great Basin Gold Ltd.+ ..............      539,485        506,923

                                                                      MARKET
     SHARES                                              COST          VALUE
     ------                                              ----         ------
     400,000  IAMGOLD Corp., New York ............. $  2,441,950   $  3,064,000
     525,060  IAMGOLD Corp., Toronto ..............    3,071,578      4,041,767
      30,000  Ivanhoe Mines Ltd., New York+ .......      114,450        427,200
     270,000  Ivanhoe Mines Ltd., Toronto+ ........      589,798      3,827,271
     400,000  Jaguar Mining Inc.+ .................      911,267      2,767,425
   1,265,000  Kinross Gold Corp., New York+ .......   11,324,004     14,775,200
     499,999  Kinross Gold Corp., Toronto+ ........    3,133,388      5,815,525
     569,000  Meridian Gold Inc., New York+ .......    8,815,671     15,693,020
     131,295  Meridian Gold Inc., Toronto+ ........    1,252,692      3,592,818
     300,000  Miramar Mining Corp.,
                New York+ .........................      364,650      1,287,000
     850,000  Miramar Mining Corp.,
                Toronto+ ..........................    1,240,988      3,678,479
     200,000  Miramar Mining Corp.,
                Toronto+ (a) ......................      300,679        865,525
     119,300  New Gold Inc.+ ......................      926,596        766,029
     125,000  New Gold Inc.+ (a) ..................      985,934        802,628
     380,071  Newmont Mining Corp. ................   13,194,994     14,845,573
     600,000  Northern Star Mining Corp.+ .........      415,416        619,573
   2,000,000  Odyssey Resources
                Ltd.+ (a)(b)(c)(d) ................      177,352        225,299
   5,000,000  Odyssey Resources
                Ltd.+ (a)(b)(d) ...................      244,242        563,248
     150,000  Orezone Resources Inc.,
                New York+ .........................      133,523        252,000
   1,051,000  Orezone Resources Inc.,
                Toronto+ ..........................      630,462      1,854,851
     300,000  Osisko Exploration Ltd.+ ............      935,481      1,548,932
      50,000  Red Back Mining Inc.+ ...............      249,147        248,768
     500,000  SEMAFO Inc.+ ........................      888,114        689,979
     600,000  SEMAFO Inc.+ (a) ....................      970,533        827,975
   2,289,215  Wesdome Gold Mines Ltd.+ ............    3,789,064      2,901,141
     800,000  Western Quebec Mines Inc.+ ..........    1,435,561      1,674,724
     496,200  Yamana Gold Inc. ....................    3,814,263      5,510,487
                                                    ------------   ------------
                                                     111,593,337    230,919,065
                                                    ------------   ------------
              SOUTH AFRICA -- 17.7%
      96,700  Anglo Platinum Ltd. .................    4,565,454     15,926,391
     125,000  Gold Fields Ltd. ....................    1,625,000      1,934,913
   1,283,249  Gold Fields Ltd., ADR ...............   16,126,284     20,147,009
     200,000  Harmony Gold Mining Co.
                Ltd.+ .............................    2,614,946      2,837,496
     991,326  Harmony Gold Mining Co.
                Ltd., ADR+ ........................   13,586,104     14,146,222
     160,000  Impala Platinum Holdings Ltd. .......    1,450,762      4,889,989
     456,000  Impala Platinum Holdings Ltd.,
                ADR ...............................    2,553,975     13,967,098
     750,000  Simmer & Jack Mines Ltd.+ ...........      773,481        742,837
      34,868  Witwatersrand Consolidated
                Gold Resources Ltd.+ ..............      258,508        494,837
                                                    ------------   ------------
                                                      43,554,514     75,086,792
                                                    ------------   ------------

                 See accompanying notes to financial statements.

GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
     SHARES                                              COST          VALUE
     ------                                              ----         ------
              METALS AND MINING (CONTINUED)
              COMMON STOCKS (CONTINUED)
              UNITED KINGDOM -- 10.7%
      37,500  Avnel Gold Mining Ltd.+ ............. $     15,947   $     23,586
     300,000  Avnel Gold Mining Ltd.+ (a)(b) ......      255,864        188,688
     900,000  Cluff Gold plc+ .....................    1,062,915      1,147,636
     148,500  Gem Diamonds Ltd.+ ..................    2,767,609      3,041,689
     785,442  Hochschild Mining plc ...............    5,233,276      5,220,718
     145,000  Lonmin plc ..........................    4,127,808     11,705,291
   1,077,200  Randgold Resources Ltd., ADR ........    6,321,903     23,903,068
                                                    ------------   ------------
                                                      19,785,322     45,230,676
                                                    ------------   ------------
              TOTAL COMMON STOCKS .................  207,489,416    421,115,372
                                                    ------------   ------------
              WARRANTS -- 0.1%
              NORTH AMERICA -- 0.1%
       4,900  Goldcorp Inc.,
                expire 06/09/11+ ..................       41,160         45,227
      62,500  New Gold Inc.,
                expire 02/28/08+ (a)(b)(c) ........            0          1,382
   5,000,000  Odyssey Resources Ltd.,
                expire 10/26/07+ (a)(b)(c)(d) .....      180,675         88,899
   1,000,000  Odyssey Resources Ltd.,
                expire 10/27/08+ (a)(b)(c)(d) .....            0         45,633
     495,000  Peak Gold Ltd.,
                expires 04/03/12 (a) ..............      108,702        146,374
                                                    ------------   ------------
                                                         330,537        327,515
                                                    ------------   ------------
              UNITED KINGDOM -- 0.0%
     300,000  Avnel Gold Mining Ltd.,
                expire 11/29/07+ (a)(b)(c) ........            0              4
                                                    ------------   ------------
                TOTAL WARRANTS ....................      330,537        327,519
                                                    ------------   ------------
   PRINCIPAL
    AMOUNT
   --------
              U.S. GOVERNMENT OBLIGATIONS -- 0.7%
              U.S. TREASURY BILLS -- 0.7%
  $2,986,000  U.S. Treasury Bills,
                4.351% to 4.599%++,
                07/12/07 to 09/20/07 ..............    2,966,688      2,965,755
                                                    ------------   ------------
              TOTAL U.S. GOVERNMENT
                OBLIGATIONS .......................    2,966,688      2,965,755
                                                    ------------   ------------
              TOTAL
                INVESTMENTS -- 100.2%.............. $210,786,641    424,408,646
                                                    ============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.2)% .......     (721,784)
                                                                   ------------
              NET ASSETS -- 100.0%............. .................. $423,686,862
                                                                   ============
----------------

(a) At June 30, 2007, the Fund held investments in restricted securities amounting to $9,726,272 or 2.30% of net assets, which were valued under methods approved by the Board, as follows:

                                                                       06/30/07
                                                                       CARRYING
ACQUISITION                                ACQUISITION ACQUISITION      VALUE
  SHARES    ISSUER                            DATE         COST        PER UNIT
----------- ------                          ----------- -----------    --------
  300,000   Avnel Gold Mining Ltd............11/23/05   $255,864      $ 0.6290
  300,000   Avnel Gold Mining Ltd.
              Warrants expire 11/29/07.......11/23/05         --        0.0000
1,300,000   Axmin Inc........................12/20/02    397,833        0.9012
  125,000   Banro Corp.......................03/25/04    373,580       10.3262
  467,500   Eldorado Gold Corp., Toronto ....01/23/03    881,587        5.8578
1,000,000   Golden Queen Mining Co. Ltd. ....01/13/04    393,794        0.7698
  200,000   Miramar Mining Corp., Toronto ...07/24/03    300,679        4.3276
  125,000   New Gold Inc.....................02/01/06    985,934        6.4210
   62,500   New Gold Inc.
              Warrants expire 02/28/08.......02/01/06         --        0.0221
2,000,000   Odyssey Resources Ltd............10/23/06    177,352        0.1126
5,000,000   Odyssey Resources Ltd............10/20/05    244,242        0.1126
5,000,000   Odyssey Resources Ltd.
              Warrants expire 10/26/07.......10/20/05    180,675        0.0178
1,000,000   Odyssey Resources Ltd.
              Warrants expire 10/27/08.......10/23/06         --        0.0456
  495,000   Peak Gold Ltd.
              Warrants expire 04/12/12.......05/03/07    108,702        0.2957
  600,000   SEMAFO Inc.......................12/07/05    970,533        1.3800

(b   Illiquid security.
(c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of fair valued securities amounted to $361,217 or 0.09% of total net assets.
(d) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt




                See accompanying notes to financial statements.

                              GAMCO GOLD FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $210,184,372)                 $423,485,567
  Investment in affiliate, at value (cost $602,269)              923,079
  Foreign currency, at value (cost $773,495)                     771,280
  Receivable for Fund shares sold.........................       369,324
  Dividends receivable ...................................        58,116
  Prepaid expense.........................................         8,097
                                                            ------------
  TOTAL ASSETS............................................   425,615,463
                                                            ------------
LIABILITIES:
  Payable to custodian....................................        72,190
  Payable for Fund shares redeemed........................       217,005
  Payable for investments purchased.......................     1,010,316
  Payable for investment advisory fees....................       365,103
  Payable for distribution fees...........................        98,863
  Payable for accounting fees.............................         3,872
  Other accrued expenses..................................       161,252
                                                            ------------
  TOTAL LIABILITIES.......................................     1,928,601
                                                            ------------
  NET ASSETS applicable to 16,827,306
    shares outstanding....................................  $423,686,862
                                                            ============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001
    par value.............................................  $210,744,306
  Accumulated net investment loss.........................   (21,416,443)
  Accumulated net realized gain on investments
    and foreign currency transactions.....................    20,738,386
  Net unrealized appreciation on investments                 213,622,005
  Net unrealized depreciation on foreign
    currency translations.................................        (1,392)
                                                            ------------
  NET ASSETS..............................................  $423,686,862
                                                            ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($395,992,117 / 15,720,693 shares
    outstanding; 375,000,000 shares authorized)................   $25.19
                                                                  ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($15,977,548 / 635,004 shares outstanding;
    250,000,000 shares authorized) .......................        $25.16
                                                                  ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75% of
    the offering price)...................................        $26.69
                                                                  ======
  CLASS B:
  Net Asset Value and offering price per share
    ($2,442,318 / 98,155 shares outstanding;
    125,000,000 shares authorized) .......................        $24.88(a)
                                                                  ======
  CLASS C:
  Net Asset Value and offering price per share
    ($9,274,879 / 373,454 shares outstanding;
    125,000,000 shares authorized) .......................        $24.84(a)
                                                                  ======
-------------------
  (a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $90,715)               $  2,096,600
                                                            ------------
  TOTAL INVESTMENT INCOME.................................     2,096,600
                                                            ------------
EXPENSES:
  Investment advisory fees................................     2,188,338
  Distribution fees - Class AAA...........................       511,160
  Distribution fees - Class A.............................        21,289
  Distribution fees - Class B.............................        12,176
  Distribution fees - Class C.............................        46,366
  Shareholder services fees...............................       126,219
  Interest expense........................................        80,320
  Shareholder communications expenses.....................        73,744
  Custodian fees..........................................        58,502
  Legal and audit fees....................................        33,139
  Registration expenses...................................        27,919
  Accounting fees.........................................        22,621
  Directors' fees.........................................        16,480
  Miscellaneous expenses..................................        33,591
                                                            ------------
  TOTAL EXPENSES..........................................     3,251,864
  Less: Custodian fee credits ............................           (29)
                                                            ------------
  NET EXPENSES............................................     3,251,835
                                                            ------------
  NET INVESTMENT LOSS.....................................    (1,155,235)
                                                            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments........................    20,916,821
  Net realized gain on foreign
    currency transactions.................................        43,390
                                                            ------------
  Net realized gain on investments and
    foreign currency transactions.........................    20,960,211
                                                            ------------
  Net change in unrealized appreciation/
    depreciation on investments...........................   (16,011,154)
  Net change in unrealized appreciation/
    depreciation on foreign
    currency translations.................................          (623)
                                                            ------------
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations.................................   (16,011,777)
                                                            ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY ..................     4,948,434
                                                            ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS.......................................  $  3,793,199
                                                            ============

                 See accompanying notes to financial statements.

                              GAMCO GOLD FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                         SIX MONTHS ENDED
                                                                           JUNE 30, 2007              YEAR ENDED
                                                                            (UNAUDITED)            DECEMBER 31, 2006
                                                                         ----------------         ------------------
OPERATIONS:
  Net investment loss..................................................     $ (1,155,235)            $ (1,079,434)
  Net realized gain on investments, payment by Adviser, and
    foreign currency transactions (Note 10)............................       20,960,211               33,103,533
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations......................................      (16,011,777)              76,521,793
                                                                            ------------             ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................        3,793,199              108,545,892
                                                                            ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA..........................................................               --               (7,623,346)
    Class A............................................................               --                 (324,255)
    Class B ...........................................................               --                  (27,196)
    Class C ...........................................................               --                 (116,888)
                                                                            ------------             ------------
                                                                                      --               (8,091,685)
                                                                            ------------             ------------
  Net realized gains on investments
    Class AAA .........................................................               --              (31,481,977)
    Class A ...........................................................               --               (1,299,573)
    Class B ...........................................................               --                 (194,565)
    Class C ...........................................................               --                 (710,399)
                                                                            ------------             ------------
                                                                                      --              (33,686,514)
                                                                            ------------             ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS..................................               --              (41,778,199)
                                                                            ------------             ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA..........................................................      (27,401,715)              22,988,506
    Class A............................................................       (1,627,533)               9,133,073
    Class B............................................................          (44,490)                 (48,169)
    Class C............................................................         (207,751)               3,180,903
                                                                            ------------             ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS      (29,281,489)              35,254,313
                                                                            ------------             ------------
  REDEMPTION FEES .....................................................           12,574                   52,099
                                                                            ------------             ------------
  NET INCREASE IN NET ASSETS...........................................      (25,475,716)             102,074,105
NET ASSETS:
  Beginning of period..................................................      449,162,578              347,088,473
                                                                            ------------             ------------
  End of period (including undistributed net investment income
    of $0 and $0, respectively).......................................      $423,686,862             $449,162,578
                                                                            ============             ============





                 See accompanying notes to financial statements.

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. GAMCO Gold Fund, Inc. (the "Fund"), formerly, Gabelli Gold Fund, Inc., was organized on May 13, 1994 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation. The Fund commenced investment operations on July 11, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, there were no open repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on passive foreign investment companies and other investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund, including the Fund's use of the tax accounting practice known as equalization.

The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows:

         DISTRIBUTIONS PAID FROM:
         Ordinary income (inclusive of short-term
           capital gains)...............................    $12,159,805
         Long-term capital gains........................     29,998,394
                                                            -----------
         Total distributions paid.......................    $42,158,199
                                                            ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                                         GROSS             GROSS
                                                       UNREALIZED        UNREALIZED       NET UNREALIZED
                                       COST           APPRECIATION      DEPRECIATION       APPRECIATION
                                       ----           ------------      ------------       ------------
        Investments.............  $232,089,988        $216,017,204      $(23,698,546)      $192,318,658

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

If total net assets of the Fund are in excess of $100 million, the Fund pays each Director that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term and U.S. Government securities, aggregated $12,816,663 and $49,824,745, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2007, Gabelli & Company informed the Fund that it received $9,926 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2007, the Fund paid or accrued $22,621 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. At June 30, 2007, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended June 30, 2007 was $1,890,635 with a weighted average interest rate of 5.98%. The maximum amount borrowed at any time during the six months ended June 30, 2007 was $6,525,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2007 and the fiscal year ended December 31, 2006 amounted to $12,574 and $52,099, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2007                     YEAR ENDED
                                                              (UNAUDITED)                   DECEMBER 31, 2006
                                                     ----------------------------      ---------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                     ----------------------------      ---------------------------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Share sold.........................................   1,350,588      $ 33,138,686       6,153,251    $ 155,818,843
Share issued upon reinvestment of distributions....          --                --       1,388,831       34,373,497
Shares redeemed....................................  (2,429,523)      (60,540,401)     (6,753,963)    (167,203,834)
                                                     ----------      ------------      ----------    -------------
  Net increase (decrease)..........................  (1,078,935)     $(27,401,715)        788,119    $  22,988,506
                                                     ==========      ============      ==========    =============
                                                               CLASS A                           CLASS A
                                                     ----------------------------      ---------------------------
Share sold.........................................     113,269      $  2,775,147         506,170    $  12,746,761
Share issued upon reinvestment of distributions....          --                --          63,072        1,559,156
Shares redeemed....................................    (179,068)       (4,402,680)       (192,652)      (5,172,844)
                                                     ----------      ------------      ----------    -------------
  Net increase (decrease)..........................     (65,799)     $ (1,627,533)        376,590    $   9,133,073
                                                     ==========      ============      ==========    =============
                                                               CLASS B                           CLASS B
                                                     ----------------------------      ---------------------------
Share sold.........................................       3,467      $     85,154          27,620    $     653,596
Share issued upon reinvestment of distributions....          --                --           4,624          113,395
Shares redeemed....................................      (5,476)         (129,644)        (33,783)        (815,160)
                                                     ----------      ------------      ----------    -------------
  Net decrease.....................................      (2,009)     $    (44,490)         (1,539)   $     (48,169)
                                                     ==========      ============      ==========    =============
                                                               CLASS C                           CLASS C
                                                     ----------------------------      ---------------------------
Share sold.........................................      37,911      $    950,568         186,661    $   4,509,221
Share issued upon reinvestment of distributions....          --                --          31,589          773,934
Shares redeemed....................................     (47,428)       (1,158,319)        (84,541)      (2,102,252)
                                                     ----------      ------------      ----------    -------------
  Net increase (decrease)..........................      (9,517)     $   (207,751)        133,709    $   3,180,903
                                                     ==========      ============      ==========    =============

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of this issuer during the six months ended June 30, 2007 is set forth below:

                                                          NET CHANGE                         PERCENT
                                                        IN UNREALIZED                         OWNED
                              BEGINNING      ENDING      APPRECIATION      VALUE AT         OF SHARES
                               SHARES        SHARES     (DEPRECIATION)   JUNE 30, 2007     OUTSTANDING
                              ---------      ------     --------------   -------------     -----------
Odyssey Resources Ltd.......  7,000,000    7,000,000      $ 68,228         $788,547           8.06%
Odyssey Resources Ltd.
  Warrants expire 10/26/07..  5,000,000    5,000,000       (78,811)          88,899           5.76
Odyssey Resources Ltd.
  Warrants expire 10/27/08..  1,000,000    1,000,000        (3,246)          45,633           1.15

10. CONTRIBUTIONS FROM THE ADVISER. During the year ended December 31, 2006, the Adviser reimbursed the Gold Fund $380,000 as a consequence of an inadvertent breach of the Fund's SEC asset diversification requirements.

11. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

GAMCO GOLD FUND, INC.
FINANCIAL HIGHLIGHTS
================================================================================


Selected data for a share of capital stock outstanding throughout each period:

                                            INCOME
                                   FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
                         -------------------------------------------    ---------------------------------------
                                              Net
              Net Asset                  Realized and       Total                       Net
  Period        Value,        Net         Unrealized        from           Net       Realized
   Ended      Beginning    Investment    Gain (Loss) on  Investment     Investment    Gain on       Total
 December 31  of Period Income (Loss)(a)  Investments    Operations       Income    Investments  Distributions
 -----------  --------- ---------------  --------------  ----------     ----------  -----------  -------------

Class AAA
   2007(c)     $24.98      $(0.06)           $ 0.27        $ 0.21            --          --            --
   2006         20.80       (0.06)             6.77          6.71        $(0.49)     $(2.04)       $(2.53)
   2005         16.00       (0.07)             5.45          5.38         (0.12)      (0.46)        (0.58)
   2004         18.18       (0.12)            (1.87)        (1.99)        (0.19)      (0.01)        (0.20)
   2003         12.28       (0.08)             6.11          6.03         (0.17)         --         (0.17)
   2002          6.56       (0.02)             5.74          5.72            --          --            --
Class A(g)
   2007(c)     $24.95      $(0.06)           $ 0.27        $ 0.21            --          --            --
   2006         20.79       (0.06)             6.77          6.71        $(0.51)     $(2.04)       $(2.55)
   2005         15.97       (0.07)             5.43          5.36         (0.08)      (0.46)        (0.54)
   2004         18.16       (0.12)            (1.86)        (1.98)        (0.21)      (0.01)        (0.22)
   2003         12.28       (0.08)             6.11          6.03         (0.19)       0.00         (0.19)
Class B(g)
   2007(c)     $24.77      $(0.15)           $ 0.26        $ 0.11            --          --            --
   2006         20.65       (0.25)             6.69          6.44        $(0.28)     $(2.04)       $(2.32)
   2005         15.93       (0.19)             5.37          5.18         (0.00)(d)   (0.46)        (0.46)
   2004         18.10       (0.23)            (1.87)        (2.10)        (0.08)      (0.00)(d)     (0.08)
   2003         12.28       (0.18)             6.07          5.89         (0.11)         --         (0.11)
Class C(g)
   2007(c)     $24.72      $(0.16)           $ 0.28        $ 0.12            --          --            --
   2006         20.64       (0.25)             6.71          6.46        $(0.34)     $(2.04)       $(2.38)
   2005         15.92       (0.19)             5.37          5.18            --       (0.46)        (0.46)
   2004         18.10       (0.23)            (1.87)        (2.10)        (0.09)      (0.00)(d)     (0.09)
   2003         12.28       (0.18)             6.08          5.90         (0.12)         --         (0.12)

                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                             -----------------------------------------------

                          Net Asset           Net Assets    Net
  Period                   Value,               End of   Investment                Portfolio
   Ended      Redemption   End of     Total     Period     Income      Operating    Turnover
 December 31    Fees(a)    Period    Return+  (in 000's)   (Loss)      Expenses(b)    Rate
 -----------  ----------  ---------  -------  ---------- ----------  -------------- --------

Class AAA
   2007(c)      $0.00(d)   $25.19      0.8%   $395,992    (0.51)%(e)     1.47%(e)       3%
   2006          0.00(d)    24.98     32.4     419,724    (0.24)         1.47          12
   2005          0.00(d)    20.80     33.6     333,104    (0.44)         1.52           4
   2004          0.01       16.00    (10.9)    279,081    (0.73)         1.54          11
   2003          0.04       18.18     49.4     352,112    (0.58)         1.55          12
   2002            --       12.28     87.2     138,906    (0.15)         1.67(f)       53
Class A(g)
   2007(c)      $0.00(d)   $25.16      0.8%   $ 15,978    (0.51)%(e)     1.47%(e)       3%
   2006          0.00(d)    24.95     32.4      17,489    (0.22)         1.47          12
   2005          0.00(d)    20.79     33.6       6,739    (0.47)         1.54           4
   2004          0.01       15.97    (10.8)     13,802    (0.76)         1.54          11
   2003          0.04       18.16     49.4       5,480    (0.58)         1.55          12
Class B(g)
   2007(c)      $0.00(d)   $24.88      0.4%   $  2,442    (1.26)%(e)     2.22%(e)       3%
   2006          0.00(d)    24.77     31.3       2,481    (1.00)         2.22          12
   2005          0.00(d)    20.65     32.6       2,100    (1.19)         2.27           4
   2004          0.01       15.93    (11.6)      1,565    (1.49)         2.29          11
   2003          0.04       18.10     48.3       1,626    (1.33)         2.30          12
Class C(g)
   2007(c)      $0.00(d)   $24.84      0.5%   $  9,275    (1.27)%(e)     2.22%(e)       3%
   2006          0.00(d)    24.72     31.4       9,469    (0.99)         2.22          12
   2005          0.00(d)    20.64     32.6       5,145    (1.19)         2.27           4
   2004          0.01       15.92    (11.5)      4,091    (1.49)         2.29          11
   2003          0.04       18.10     48.4       2,935    (1.33)         2.30          12

---------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sale charges. Total return excluding the effect of the contribution from the Fund's Adviser of $380,000 for the year ended December 31, 2006 was 32.3%, 32.3%, 31.1%, and 31.3% for Class AAA, Class A, Class B, and Class C Shares, respectively. Total return for a period less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the six months ended June 30, 2007 and the fiscal years ended December 31, 2006, 2005, and 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.43%, 1.44%, 1.50%, and 1.52% (Class
     AAA), 1.43%,  1.44%,  1.51%, and 1.52% (Class A), 2.18%,  2.19%, 2.25%, and
     2.27% (Class B), and 2.18%, 2.19%, 2.25% and 2.27% (Class C), respectively.
(c)  For the period ended June 30, 2007, unaudited.
(d)  Amount represents less than $0.005 per share.
(e)  Annualized.
(f) The Fund incurred interest expense during the year ended December 31, 2002. If interest expense had not been incurred, the Class AAA ratio of operating expenses to average net assets would have been 1.64%.
(g) Class A, Class B, and Class C Shares were outstanding for the period December 27, 2002 through December 31, 2002. Financial Highlights are not presented for Class A, Class B, and Class C Shares as the information for this period is not considered meaningful.

                 See accompanying notes to financial statements.

                              GAMCO GOLD FUND, INC.

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Directors (the "Board") of GAMCO Gold Fund, Inc. (the "Fund"), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Board Members"), are required to annually review and re-approve the terms of the Fund's existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the "Advisory Agreement") with Gabelli Funds, LLC (the "Adviser") for the Fund.

More specifically, at a meeting held on February 21, 2007, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1. NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

2. INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. The Independent Board Members considered investment performance for the Fund over various periods of time as compared to the performance of such Fund's Lipper, Inc. peer group, and concluded that the Adviser was delivering satisfactory performance results over the long term consistent with the long-term investment strategies being pursued by the Fund.

3. COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

(A) COSTS OF SERVICES TO FUND: FEES AND EXPENSES. The Independent Board Members considered the Fund's management fee rate and expense ratio relative to industry averages for the Fund's peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Agreement are much more extensive than those under the advisory agreements for non-fund clients.

(B) PROFITABILITY AND COSTS OF SERVICES TO ADVISER. The Independent Board Members considered the Adviser's overall profitability and costs and pro forma estimates of the Adviser's profitability and costs attributable to the Fund (i) as part of the Gabelli fund complex and (ii) assuming the Fund constituted the Adviser's only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser's profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

4. EXTENT OF ECONOMIES OF SCALE AS FUND GROWS. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.

5. WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE. The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that it currently was reasonable.

6. OTHER RELEVANT CONSIDERATIONS.

(A) ADVISER PERSONNEL AND METHODS. The Independent Board Members considered the size, education, and experience of the Adviser's staff, the Adviser's fundamental research capabilities and the Adviser's approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(B) OTHER BENEFITS TO THE ADVISER. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members concluded that potential "fall-out" benefits that the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

CONCLUSIONS. In considering the Agreement, the Independent Board Members did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance at reasonable fees and, therefore, re-approval of the Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              GAMCO GOLD FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                    Werner J. Roeder, MD
CHAIRMAN AND CHIEF                       MEDICAL DIRECTOR
EXECUTIVE OFFICER                        LAWRENCE HOSPITAL
GAMCO INVESTORS, INC.

E. Val Cerutti                           Anthonie C. van Ekris
CHIEF EXECUTIVE OFFICER                  CHAIRMAN
CERUTTI CONSULTANTS, INC.                BALMAC INTERNATIONAL, INC.

Anthony J. Colavita                      Daniel E. Zucchi
ATTORNEY-AT-LAW                          PRESIDENT
ANTHONY J. COLAVITA, P.C.                DANIEL E. ZUCCHI ASSOCIATES

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.


                         OFFICERS AND PORTFOLIO MANAGER

Caesar Bryan                             Bruce N. Alpert
PORTFOLIO MANAGER                        PRESIDENT

James E. McKee                           Agnes Mullady
SECRETARY                                TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of GAMCO Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB008Q207SR

                                                                           GAMCO




GAMCO
GOLD
FUND,
INC.











                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2007

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GAMCO Gold Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           & Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.